Condensed Statement of Changes In Stockholders' Deficit (Unaudited) (Parentheticals) - shares		3 Months Ended
	Mar. 09, 2021	Mar. 31, 2021
Private Placement Warrants [Member]
Sale of stock units (in Shares) | shares	4,616,667	4,616,667